SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Allowance of Credit Losses

	2023	2022	2021

Total allowance for credit losses – January 1	2,908	2,398	2,309
Current-period provision for expected credit losses	22,563	823	293
Write-offs	(145)	(64)	(9)
Recoveries collected	(73)	(249)	(195)

Total allowance for credit losses – December 31	25,253	2,908	2,398

Schedule of Estimated Useful Lives at an Annual Rate

%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
SECaaS equipment *	16
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

* SECaaS equipment – the equipment used for SECaaS revenues

Schedule of Stock-Based Compensation Expense

	Year ended December 31,
	2023	2022	2021

Cost of revenues	$1,219	$1,133	$581
Research and development	3,010	3,168	2,499
Sales and marketing	2,651	2,943	3,212
General and administrative	1,965	1,921	1,708

Total share-based compensation expense	$8,845	$9,165	$8,000

Schedule of Accumulated Other Comprehensive Income

	Year ended December 31, 2023
	Unrealized gain (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2022	$(40)	$(1,214)	$(1,254)
Changes in other comprehensive loss before reclassifications	41	(960)	(919)
Amounts reclassified from accumulated other comprehensive loss to:
Cost of revenues	-	475	475
Research and development	-	1,198	1,198
Sales and marketing	-	542	542
General and administrative	-	441	441

Net current-period other comprehensive loss	41	1,696	1,737

Balance as of December 31, 2023	$1	$482	$483